LEASES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Leases
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Long-term operating lease liabilities	Long-term operating lease liabilities		Long-term operating lease liabilities
Operating lease right-of-use assets	¥ 89,071	¥ 103,799		$ 12,203
Current portion of operating lease liabilities	40,341	42,530
Long-term operating lease liabilities	55,448	62,624		$ 7,596
Variable lease cost	0	0	¥ 0
Lease expenses	48,497	62,610	75,827
Right-of-use assets obtained in exchange for the operating lease liabilities	58,667	58,364	10,274
Cash paid for amounts included in the measurement of operating lease liabilities	41,772	61,952	73,407
Interest expense for the operating lease	¥ 3,761	¥ 5,932	¥ 10,327
Weighted-average remaining lease term (in years)	2 years 10 months 24 days	2 years 8 months 12 days		2 years 10 months 24 days
Weighted-average discount rate (as a percent)	3.80%	4.00%		3.80%
Maturities of lease liabilities in accordance with Leases (Topic 842)
2025	¥ 43,206
2026	27,818
2027	18,108
2028	9,198
2029	2,963
Total lease payment	101,293
Less: imputed interest	5,504
Present value of minimum operating lease payments	¥ 95,789